Net Loss Per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	6,520,952	2,283,033
Unvested Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	6,520,952	1,561,913
Warrants to Purchase Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share		721,120